Commitments and contingencies (Details)	Dec. 31, 2019 CAD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 222,069
2021	222,501
2022	222,501
2023	222,501
2024	222,501
Estimated future minimum annual commitment	1,112,073
2025	166,876
Total leases payments due	$ 1,278,949